RETIREMENT AND SEVERANCE BENEFITS	12 Months Ended
Mar. 31, 2016
RETIREMENT AND SEVERANCE BENEFITS
RETIREMENT AND SEVERANCE BENEFITS

10. RETIREMENT AND SEVERANCE BENEFITS

The Company has defined benefit plans which consist primarily of the defined benefit indemnities plan covering substantially all employees in Japan. Under the severance indemnities plans, employees are entitled to severance payments based on their earnings and the length of service until retirement or termination of employment for reasons other than dismissal for cause.

Reconciliations of the beginning and ending balances of the benefit obligation and the fair value of plan assets for the years ended March 31, 2015 and 2016, are as follows:

	Thousands of Yen
	2015	2016
Change in benefit obligation:
Benefit obligation at beginning of year	¥25,268	¥41,990
Service cost	16,843	17,468
Interest cost	28	35
Actuarial loss	4,241	27,856
Benefits paid	(4,509)	(5,448)
Foreign currency exchange rate changes	119	(2,062)
Benefit obligation at end of year	¥41,990	¥79,839

Change in plan assets:
Fair value of plan assets at beginning of year	¥7,447	¥5,866
Employer contribution	433	19,590
Benefits paid	(2,821)	(3,564)
Foreign currency exchange rate changes	807	(1,406)
Fair value of plan assets at end of year	¥5,866	¥20,486

Funded status at end of year	¥(36,124)	¥(59,353)

The accumulated benefit obligations as of March 31, 2015 and 2016 are ¥28,079 thousand and ¥62,390 thousand, respectively.

Amounts recognized in the consolidated balance sheets as of March 31, 2015 and 2016, are as follows:

	Thousands of Yen
	2015	2016
Other current liabilities	¥5,037	¥3,201
Accrued retirement cost—noncurrent	31,087	56,152
Amount recognized	¥36,124	¥59,353

Net periodic retirement cost for the years ended March 31, 2013, 2015 and 2016, consists of the following components:

	Thousands of Yen
	2014	2015	2016
Service cost	¥7,831	¥16,843	¥17,468
Interest cost	21	28	35
Amortization of net gain (loss)	(174)	1,594	2,001
Net periodic retirement cost	¥7,678	¥18,465	¥19,504

Amounts recognized in other comprehensive income, net of tax, for the years ended March 31, 2014, 2015 and 2016, are as follows:

	Thousands of Yen
	2014	2015	2016
Actuarial loss	¥(4,886)	¥(1,703)	¥(17,495)

Amounts recognized in accumulated other comprehensive income, net of tax, as of March 31, 2015 and 2016, are as follows:

	Thousands of Yen
	2015	2016
Accumulated actuarial loss	¥(5,781)	¥(23,276)

The estimated net actuarial loss that will be amortized from accumulated other comprehensive income into net periodic retirement cost in the fiscal year ending March 31, 2017 is ¥4,313 thousand.

The Company uses its year-end as the measurement date for the benefit obligation. Weighted-average assumptions used to determine the year-end benefit obligation are as follows:

	2015	2016
Discount rate	0.17%	0.23%
Rate of compensation increase	3.50%	5.10%

Weighted-average assumptions used to determine the net periodic retirement cost for the years ended March 31, 2014, 2015 and 2016, are as follows:

	2014	2015	2016
Discount rate	0.26%	0.21%	0.17%
Rate of compensation increase	4.86%	6.90%	3.50%

The expected future benefit payments, which reflect expected future service, are as follows:

Years ending March 31,	Thousands of Yen
2017	¥3,976
2018	5,234
2019	6,259
2020	7,905
2021	8,629
2022 through 2025	58,478

The Company expects to contribute ¥3,201 thousand to its defined benefit pension plan in the year ending March 31, 2017.

Plan assets cover the defined benefit plan for employees of a certain subsidiary. The Company’s funding policy with respect to the plan is to contribute annually its employees’ monthly salary to the plan. Plan assets are life insurance pooled investment portfolios, which are managed by an insurance company and guarantee a rate of return. The life insurance pooled investment portfolios are valued at conversion value and are classified as Level 2 in the fair value hierarchy.